Intangible Assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
15. Intangible Assets
15.1 Details of intangible assets as of December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	December 31, 2024
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Others		Carrying amount
Goodwill	￦	922,959	￦	—	￦	(137,937)	￦	89,026	￦	874,048
Other intangible assets		3,766,460		(2,630,665)		(43,159)		—		1,092,636

	￦	4,689,419	￦	(2,630,665)	￦	(181,096)	￦	89,026	￦	1,966,684

(In millions of Korean won)

	December 31, 2025
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Others		Carrying amount
Goodwill	￦	922,959	￦	—	￦	(368,168)	￦	78,874	￦	633,665
Other intangible assets		3,706,043		(2,686,277)		(44,004)		—		975,762

	￦	4,629,002	￦	(2,686,277)	￦	(412,172)	￦	78,874	￦	1,609,427

15.2 Details of goodwill as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024				December 31, 2025
	Acquisition cost		Carrying amount 1		Acquisition cost		Carrying amount 1
Housing & Commercial Bank	￦	65,288	￦	65,288	￦	65,288	￦	65,288
KB Securities Co., Ltd.		70,265		58,889		70,265		58,889
KB Capital Co., Ltd.		79,609		79,609		79,609		79,609
KB Savings Bank Co., Ltd.		115,343		57,403		115,343		57,404
KB Securities Vietnam Joint Stock Company		13,092		14,988		13,092		14,183
KB DAEHAN SPECIALIZED BANK PLC. 2		6,189		—		6,189		—
KB PRASAC Bank PLC.		398,144		419,918		398,144		185,725
PT Sunindo Kookmin Best Finance		2,963		3,172		2,963		1,367
PT Bank KB Bukopin Tbk		89,220		94,162		89,220		88,477
PT. KB Finansia Multi Finance		51,820		57,853		51,820		54,360
PT. KB Valbury Sekurita		11,070		12,063		11,070		11,334
Others		19,956		10,703		19,956		17,029

	￦	922,959	￦	874,048	￦	922,959	￦	633,665

1	Includes the effect of exchange differences and others.
2	KB DAEHAN SPECIALIZED BANK PLC. and I-Finance Leasing merged on December 19, 2024.

15.3 Changes in accumulated impairment losses of goodwill for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Beginning	Impairment	Others	Ending
Accumulated impairment losses of goodwill	￦ (76,785)	￦ (60,273)	￦ (879)	￦ (137,937)

(In millions of Korean won)	2025
	Beginning	Impairment	Others	Ending
Accumulated impairment losses of goodwill	￦ (137,937)	￦ (223,871)	￦ (6,360)	￦ (368,168)
15.4 Details of goodwill allocation to cash-generating units and related information for impairment testing as of December 31, 2025 are as follows:

	(In millions of Korean won)	December 31, 2025
		Carrying amount of goodwill		Recoverable amount exceeding carrying amount*		Discount rate (%)	Permanent growth rate (%)
Housing & Commercial Bank	Retail banking	￦	49,315	￦	4,204,235	18.08	1.00
	Corporate banking		15,973		10,031,341	14.33	1.00
	KB Securities Co., Ltd.		58,889		503,529	11.31	1.00
	KB Capital Co., Ltd.		79,609		1,913,364	8.44	1.00
	KB Savings Bank Co., Ltd. and Yehansoul Savings Bank Co., Ltd.		57,404		116,891	13.08	1.00
	KB Securities Vietnam Joint Stock Company		13,794		18,189	17.81	1.00
	PT Bank KB Bukopin Tbk		86,927		694,511	21.78	3.00
	KB PRASAC Bank Plc		400,551		(219,059)	22.93	4.00
	PT Sunindo Kookmin Best Finance		2,928		(1,706)	20.05	0.00
	PT. KB Finansia Multi Finance		53,408		96,187	15.47	1.00
	PT. KB Valbury Sekurita		11,136		48,087	11.50	1.00
	Others		17,029		23,227	—	—

		￦	846,963	￦	17,428,796

*	The recoverable amount exceeding carrying amount is the amount at the time of impairment testing.
For impairment testing, goodwill is allocated to cash-generating units that are expected to benefit from the synergies of the business combination, and cash-generating units consist of an operating segment or units which are not larger than an operating segment.
Cash-generating units to which goodwill has been allocated is tested for impairment annually and whenever there is an indication that the unit may be impaired, by comparing the carrying amount of the unit including the goodwill with the recoverable amount of the unit.

The recoverable amount of a cash-generating unit is measured at the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal is the amount obtainable from the disposal in an arm’s length transaction between knowledgeable, willing parties, after deducting the costs of disposal. If it is difficult to measure the amount obtainable from the disposal of the cash-generating unit, the disposal amount of a similar cash-generating unit in the past transaction is used by reflecting the characteristics of the cash-generating unit to be measured. If it is not possible to obtain reliable information to measure the fair value less costs of disposal, the Group uses the asset’s value in use as its recoverable amount. Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit. The estimated future cash flows are based on the most recent financial budget approved by management with maximum period of 5 years. In relation to subsequent cash flows, it is assumed that cash flows will grow at a certain permanent growth rate. The key assumptions used for the estimation of the future cash flows are based on the market size and the Group’s market share. The discount rate is a pre-tax
rate that reflects assumptions regarding risk-free interest rate, market risk premium, and the risks specific to the cash-generating unit.
15.5 Details of intangible assets other than goodwill as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
Industrial property rights	￦	2,632	￦	(1,971)	￦	—	￦	661
Software		2,718,892		(2,022,510)		(1,476)		694,906
Other intangible assets		1,009,809		(571,645)		(41,683)		396,481
Right-of-use assets		35,127		(34,539)		—		588

	￦	3,766,460	￦	(2,630,665)	￦	(43,159)	￦	1,092,636

(In millions of Korean won)	December 31, 2025
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
Industrial property rights	￦	2,694	￦	(2,117)	￦	—	￦	577
Software		2,582,445		(1,955,811)		(415)		626,219
Other intangible assets		1,085,777		(693,222)		(43,589)		348,966
Right-of-use assets		35,127		(35,127)		—		—

	￦	3,706,043	￦	(2,686,277)	￦	(44,004)	￦	975,762

15.6 Changes in intangible assets other than goodwill for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)
	2024
	Beginning		Acquisition & transfer		Disposal		Amortization 1		Others		Ending
Industrial property rights	￦	1,086	￦	164	￦	(431)	￦	(158)	￦	—	￦	661
Software		566,354		419,582		(3,144)		(292,596)		4,710		694,906
Other intangible assets 2		514,849		3,548		(6,533)		(105,206)		(10,177)		396,481
Right-of-use assets		1,595		—		—		(1,007)		—		588

	￦	1,083,884	￦	423,294	￦	(10,108)	￦	(398,967)	￦	(5,467)	￦	1,092,636

(In millions of Korean won)
	2025
	Beginning		Acquisition & transfer		Disposal		Amortization 1		Others		Ending
Industrial property rights	￦	661	￦	187	￦	—	￦	(198)	￦	(73)	￦	577
Software		694,906		202,743		(6)		(268,258)		(3,166)		626,219
Other intangible assets 2		396,481		65,054		(11,366)		(97,708)		(3,495)		348,966
Right-of-use assets		588		—		—		(588)		—		—

	￦	1,092,636	￦	267,984	￦	(11,372)	￦	(366,752)	￦	(6,734)	￦	975,762

1	Includes ￦ 37,906 million and ￦ 27,325 million recorded as insurance service expenses, other operating expenses and others for the years ended December 31, 2024 and 2025, respectively.
2
Impairment losses for membership right with indefinite useful life among other intangible assets are recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment losses are recognized when its recoverable amount is higher than its carrying amount.

15.7 Changes in accumulated impairment losses of other intangible assets for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Beginning	Impairment	Reversal		Disposal and others		Ending
Accumulated impairment losses of other intangible assets	￦ (31,645)	￦ (15,468)	￦	1,020	￦	2,934	￦ (43,159)

(In millions of Korean won)	2025
	Beginning	Impairment	Reversal		Disposal and others		Ending
Accumulated impairment losses of other intangible assets	￦ (43,159)	￦ (1,905)	￦	500	￦	560	￦ (44,004)